As filed with the Securities and Exchange Commission on July 31, 1997
                                                              File No. 33-49566
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                     [X]
                           PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                          POST-EFFECTIVE AMENDMENT NO. 1                  [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER                                [ ]
                       THE INVESTMENT COMPANY ACT OF 1940                 [ ]
                                  AMENDMENT NO.
                        (CHECK APPROPRIATE BOX OR BOXES.)
                                   ----------
                      PHOENIX HOME LIFE SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT )
                                   ----------
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                                   ----------
                  ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06115
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (800) 447-4312
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                                   ----------
                               DONA D. YOUNG, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                   ----------
                                   COPIES TO:

                               EDWIN L. KERR, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                               HARTFORD, CT 06115


  It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ] on        pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on        pursuant to paragraph (a)(1) of Rule 485

  If appropriate, check the following box:
  [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                                   ----------
REGISTRANT HAS CHOSEN TO REGISTER AN INDEFINITE NUMBER OF SECURITIES IN ACCORDANCE WITH RULE 24F-2. THE RULE 24F-2 NOTICE FOR REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 21, 1997.
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

                                EXPLANATORY NOTE


Pursuant to the SEC staff's position in No-Action letters concerning annual update requirements for inactive contracts (e.g., Great West Life and Annuity Insurance Co. (pub. avail. Oct. 23, 1990)), Registrant no longer files annual post-effective amendments to this Form N-4. This post-effective amendment is filed only for the purpose of including the new "reasonableness" representation as to contract charges as required by the National Securities Markets Improvement Act of 1996, pursuant to the Commission's interpretation set forth in the general guidance letter dated November 7, 1996.

The following pages from the Registration Statement on Form N-4 filed with the Securities and Exchange Commission on July 10, 1992 are incorporated herein by reference thereto:

         Cross Reference Sheet

         Part A - Prospectus, pages 1 through 18, and all supplements thereto

         Part B - Statement of Additional Information, pages 1 through 50

         Part C - pages C-1 through C-5, and all Exhibits except Exhibits 10.1 and 10.2

                          REASONABLENESS REPRESENTATION

         Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 31st day of July, 1997.

         PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

         By:  *Robert W. Fiondella
              --------------------------------
         Robert W. Fiondella
         Chief Executive Officer

         PHOENIX HOME LIFE VARIABLE SEPARATE ACCOUNT B

         By: *Robert W. Fiondella
              --------------------------------
         Robert W. Fiondella
         Chief Executive Officer
         of Phoenix Home Life Mutual Insurance Company

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 31st day of July, 1997.

         Signature                                  Title
         ---------                                  -----


-----------------------------                       Director
*Sal H. Alfiero


-----------------------------                       Director
*J. Carter Bacot


-----------------------------                       Director
*Carol H. Baldi


-----------------------------                       Director
*Peter C. Browning


-----------------------------                       Director
Arthur P. Byrne


-----------------------------                       Director
*Richard N. Cooper


-----------------------------                       Director
*Gordon J. Davis


-----------------------------                       Chairman of the Board,
*Robert W. Fiondella                                President and Chief
                                                    Executive Officer
                                                   (Principal Executive Officer)



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


-----------------------------                       Director
*Jerry J. Jasinowski


-----------------------------                       Director
*John W. Johnstone


-----------------------------                       Director
*Marilyn E. LaMarche


-----------------------------                       Director
*Philip R. McLoughlin


-----------------------------                       Director
Indra K. Nooyi


-----------------------------                       Director
*Charles J. Paydos


-----------------------------                       Director
*Herbert Roth, Jr.


-----------------------------                       Director
*Robert F. Vizza


-----------------------------                       Director
*Robert G. Wilson


By:  /S/ DONA D. YOUNG
   -----------------------------------------
*DONA D. YOUNG, as Attorney in Fact pursuant to Powers of Attorney, which are incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement No. 2-78020 on Form N-4 filed April 24, 1996.


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